Subsequent events (Details) - EUR (€) € in Thousands					1 Months Ended		2 Months Ended	12 Months Ended
	May 31, 2023	Jan. 29, 2021	Jan. 28, 2021	Jan. 12, 2021	Jan. 31, 2021	Dec. 31, 2020	Mar. 05, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 02, 2021	Jan. 07, 2021	Jan. 01, 2021
Subsequent Event [Line Items]
Loss on termination of lease								€ (179)	€ 0	€ 0
2016 Omnibus Incentive Plan
Subsequent Event [Line Items]
Number of shares available for grant						34,711,009		34,711,009
weekengo Gmbh
Subsequent Event [Line Items]
Payments to acquire businesses						€ 3,000
Pro forma revenue						€ 500			€ 400
Subsequent Event
Subsequent Event [Line Items]
Derecognition of equity method investment			€ 70
Loss on termination of lease	€ 2,300	€ 6,700
Compensation received for transfer of long-lived assets		7,600
Settlement of claims for defects		€ 2,600
Subsequent Event | Marketing Sponsorship Agreement
Subsequent Event [Line Items]
Commitment					€ 23,200
Commitment period					3 years
Commitment first contractual installment													€ 4,000
Subsequent Event | 2016 Omnibus Incentive Plan
Subsequent Event [Line Items]
Number of shares available for grant											59,635,698
Subsequent Event | weekengo Gmbh
Subsequent Event [Line Items]
Percentage of equity interest acquired				100.00%
Payments to acquire businesses				€ 7,400
Subsequent Event | Uncommitted Credit Facility
Subsequent Event [Line Items]
Uncommitted credit facility principle amount cancelled												€ 50,000
Common Class B
Subsequent Event [Line Items]
Shares converted (in shares)								3,500,000	7,000,000	11,112,001
Common Class B | Subsequent Event
Subsequent Event [Line Items]
Shares converted (in shares)							3,625,000
Common Class A | Subsequent Event
Subsequent Event [Line Items]
Shares converted (in shares)							3,625,000
Share-based awards, shares issued upon exercise (in shares)							2,614,550